Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Net carrying amount, beginning balance	$ 2,852
Net carrying amount, ending balance	4,684	$ 2,852
Software
Disclosure Of Intangible Assets [Line Items]
Net carrying amount, beginning balance	2,852	519
Additions	3,207	2,583
Amortization provided during the year	(1,379)	(192)
Exchange realignment	4	(58)
Net carrying amount, ending balance	4,684	2,852
Software | Cost
Disclosure Of Intangible Assets [Line Items]
Net carrying amount, beginning balance	3,186	598
Net carrying amount, ending balance	6,402	3,186
Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Net carrying amount, beginning balance	(334)	(79)
Net carrying amount, ending balance	$ (1,718)	$ (334)